Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 70,404.0	$ 1,018.0	₨ 82,217.8
Remittances in transit	41,721.1	603.3	35,308.9
Accrued expenses	57,816.9	836.0	52,643.5
Accounts payable	88,212.9	1,275.5	106,510.1
Derivatives (refer to note 24)	128,449.0	1,857.3	56,124.7
Others	80,834.7	1,168.7	58,636.6
Total	₨ 467,438.6	$ 6,758.8	₨ 391,441.6